February 24, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Windsor Funds (the “Trust”)
File No. 2-14336

Commissioners:

Enclosed is the 115th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. The purpose of this amendment is to provide the annual update to the Trust’s Registration Statement, including audited financial statements for the fiscal year ended October 31, 2010, as well as a number of non-
material editorial changes. This amendment does not contain disclosures that would render it ineligible to become effective under 485(b). Pursuant to the requirements of Rule 485(b), this amendment designates an immediate effective date of February 24, 2011.
Please contact me at (610) 669-1955 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Tara R. Buckley
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Brion Thompson, Esq.
U.S. Securities and Exchange Commission